Exhibit 99.1

Deloitte LLP 2 New Street Square London EC4A 3BZ Phone: +44 (0)20 7936 3000 Fax: +44 (0)20 7583 1198 www.deloitte.co.uk

Private and Confidential

Agreed upon procedures report of factual findings - Proposed issue by Polaris 2026-3 PLC of residential mortgage-backed floating rate notes (the “Issue”)

The Directors

Polaris 2026-3 PLC
10th Floor, 5 Churchill Place

London

E14 5HU

(the “Issuer”)

The Directors

UK Residential Mortgages Limited
4 Capital Quarter, 1st Floor

Tyndall Street

Cardiff

CF10 4BZ

(the “Seller”)

Merrill Lynch International

2 King Edward Street

London

EC1A 1HQ

(“MLI” and the “Arranger”)

Barclays Bank PLC

One Churchill Place

London
E14 5HP

(“Barclays”)

Lloyds Bank Corporate Markets PLC

25 Gresham Street
London
EC2V 7HN

(“LBCM”)

MUFG Securities EMEA PLC

Ropemaker Place,

25 Ropemaker Street

London

EC2Y 9AJ

(“MUFG”)

Société Générale

29 Boulevard Haussmann

75009 Paris

France

(“SocGen” and together with MLI, Barclays, LBCM and MUFG the “Joint Lead Managers”)

and the other Managers (as defined in Appendix 1 of the Engagement Letter)

Purpose of this agreed upon procedures report

We have performed the following agreed upon procedures in accordance with our engagement letter dated 7 September 2026 (the “Engagement Letter”). The agreed upon procedures were performed solely for the purpose of assisting you in evaluating the validity of certain characteristics of the loan pool (the “Loan Pool”) of certain residential mortgage loans (the “Purpose”) and may not be suitable for another purpose.

Our responsibilities

We have conducted the agreed upon procedures engagement in accordance with the Standards for Investment Reporting 1000 issued by the Financial Reporting Council of the United Kingdom.

Professional ethics

We conducted our engagement with integrity and objectivity and complied with specific requirements to meet ethical, professional, and regulatory standards. We complied with the ICAEW Code of Ethics and the International Code of Ethics for Professional Accountants ethical requirements.

While there were no independence requirements with which we needed to comply for the purposes of this agreed-upon procedures engagement, as statutory auditor of the Seller, we complied with the Financial Reporting Council’s Revised Ethical Standard.

Quality management

Our firm applies International Standard on Quality Management (UK) 1, Quality management for firms that perform audits or reviews of financial statements, or other assurance or related services engagements, and accordingly, maintains a comprehensive system of quality management including documented policies and procedures regarding compliance with ethical requirements, professional standards and applicable legal and regulatory requirements.

Procedures and findings

We have performed the procedures described below, as defined in Appendix 3 of the Engagement Letter (the “Agreed upon Procedures”).

The Seller provided us with a data file ‘Confirmed Loan ID as of 30.06.2026.xlsx’ (the “First Pool Run”) containing a loan identifier for each of the 2,931 residential mortgage loans in the Loan Pool as at 30 June 2026 (the “Cut-off Date”).

A random sample of 439 residential mortgage loans was selected from the First Pool Run (the “Sample”) using the sampling approach below.

The Seller then provided the data files ‘Polaris 2026-3 Audit Sample.xlsx’ and ‘Polaris 2026-3 Name, Address and Tenure.xlsx’ (together, the “Sample Pool”) containing information for each residential mortgage loan in the Sample as at the Cut-off Date.

We have carried out the Agreed upon Procedures on the Sample Pool during the period 12 August to 2 September 2026.

Approach to sampling

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual residential mortgage loans. In this case the Agreed upon Procedures related to the documentation and procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 1.1 to 1.24 under the Agreed upon Procedures sections below, have been limited to confirming that the selected attribute from the Sample Pool information relating to the First Pool Run agreed to the original mortgage loan documentation or copies thereof provided to us in the mortgage loan file. We are entitled to assume that the documentation is correct, and we have not sought to independently verify this information. The documentation used in these Agreed upon Procedures was the application form, identity documents, valuation report, AVM screen print, offer letter, offer cover letter, welcome letter, acceptance of offer, certificate of title (“CoT”) or solicitor’s letter, land registry print, credit search, DPR credit search, proof of income, ‘Deloitte Borrower List.xlsx’ (the “DPR System Extract”) and the Case Management system (the “System”).

Objectives

The sample sizes chosen were designed with the objective of us being able to state that there is a 99% confidence that not more than 1% of the population of the First Pool Run contained an error in the relevant attribute. Where errors were found in the Sample Pool, we have recalculated the percentage errors that there might be in the First Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purpose of the Issue.

1.	Agreed upon Procedures

For each residential mortgage loan in the Sample Pool, we carried out the following Agreed upon Procedures and have given a confidence and precision percentage for each procedure.

For the purposes of this report, the failure of a single attribute is termed an error. We report our findings, which are the factual results of the Agreed upon Procedures performed:

1.1.	Account Number

For each loan in the Sample Pool, we confirmed whether the account number shown on the Sample Pool agreed to the System.  We found that the account number agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.2.	Borrower Surname(s)

Substantially agreed is defined as being able to identify the name where minor spelling errors or reversals of initials had occurred.

1.2.1.	For each loan in the Sample Pool, we confirmed whether the borrower surname(s) or company name shown on the System substantially agreed to the application form. We found that the borrower surname(s) or company name substantially agreed to the application form, except for 1 case.

Deloitte Reference	Description of exception
DT003	Change of name not available

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

1.2.2.	For each loan in the Sample Pool, we confirmed whether the borrower surname(s) or company name shown on the System substantially agreed to the offer letter. We found that the borrower surname(s) or company name substantially agreed to the offer letter, except for 1 case.

Deloitte Reference	Description of exception
DT003	Change of name not available

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

1.2.3.	For each loan in the Sample Pool, we confirmed whether the borrower surname(s) or company name shown on the System substantially agreed to the CoT or land registry print. We found that the borrower(s) surname or company name substantially agreed to the CoT or land registry print, except for 1 case.

Deloitte Reference	Description of exception
DT003	Change of name not available

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

1.3.	Property Address

Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred.

1.3.1.	For each loan in the Sample Pool, we confirmed whether the property address shown on the System substantially agreed to the offer letter. We found that the property address substantially agreed to the offer letter, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.3.2.	For each loan in the Sample Pool, we confirmed whether the property address shown on the System substantially agreed to the valuation report or AVM screen print. We found that the property address substantially agreed to the valuation report or AVM screen print, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.3.3.	For each loan in the Sample Pool, we confirmed whether the property address shown on the System substantially agreed to the CoT or land registry print. We found that the property address substantially agreed to the CoT or land registry print, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.3.4.	For each loan in the Sample Pool, we confirmed whether the property postcode shown on the Sample Pool was located in England or Wales. We found that the property postcode was located in England or Wales, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.4.	Borrower Year(s) of Birth

For each loan in the Sample Pool, we confirmed whether the borrower year(s) of birth shown on the Sample Pool agreed to the application form or identity documents. Identity documents are classified as a passport or driving licence. We found that the borrower year(s) of birth agreed to the application form or identification documents, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.5.	Purpose

For each loan in the Sample Pool, we confirmed whether the loan purpose shown on the Sample Pool agreed to the System. We found that the loan purpose agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.6.	Income Amount

1.6.1	For each loan in the Sample Pool, we confirmed whether the borrower 1 income amount shown on the Sample Pool agreed to the DPR System Extract. We found that the borrower 1 income amount shown on the Sample Pool agreed to the DPR System Extract, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.6.2	For each loan in the Sample Pool, we confirmed whether the borrower 2 income amount shown on the Sample Pool agreed to the DPR System Extract. We found that the borrower 2 income amount shown on the Sample Pool agreed to the DPR System Extract, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.7.	Income Verification

For each loan shown in the Sample Pool, we confirmed whether proof of income in the form of payslips, employer’s confirmation, P60, SA302 or accountant certified accounts was held on the loan file for at least one of the borrowers. In the case of loans showing as self-certified on the application form, we confirmed whether the self-certification section of the application form had been completed and the application form had been signed. In the case of loans showing as buy-to-let, we confirmed whether a rental amount was shown on the valuation report. We found proof of income as specified above was held on the loan file, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.8.	County Court Judgements (CCJs)

1.8.1.	For each loan in the Sample Pool, we confirmed whether the combined value of satisfied and unsatisfied CCJs shown on the Sample Pool agreed to the combined value of satisfied and unsatisfied CCJs shown on the credit search or DPR credit search. We found that the combined value of satisfied and unsatisfied CCJs agreed to the credit search or DPR credit search, except for 2 cases.

Deloitte Reference	Description of exception
DT032	Sample Pool B2 = 0, credit search B2 = £3,253
DT128	Sample Pool B2 = 0, credit search B2 = £21,306

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

1.8.2.	For each loan in the Sample Pool, we confirmed whether the number of satisfied and unsatisfied CCJs shown on the Sample Pool agreed to the number of satisfied and unsatisfied CCJs shown on the credit search or DPR credit search. We found that the number of satisfied and unsatisfied CCJs agreed to the credit search or DPR credit search, except for 2 cases.

Deloitte Reference	Description of exception
DT032	Sample Pool B2 = 0, credit search B2 = 2
DT128	Sample Pool B2 = 0, credit search B2 = 1

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

1.8.3.	For each loan in the Sample Pool, we confirmed whether the date of the last satisfied or unsatisfied CCJ shown on the Sample Pool agreed to the date of the last CCJ shown on the credit search or DPR credit search. We found that the date of the last satisfied or unsatisfied CCJ agreed to the credit search or DPR credit search, except for 2 cases.

Deloitte Reference	Description of exception
DT032	Sample Pool B2 = 0, credit search B2 = 18/07/2016
DT128	Sample Pool B2 = 0, credit search B2 = 09/01/2020

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

1.8.4.	For each loan in the Sample Pool, we confirmed whether the prior bankruptcy order/IVA status shown on the Sample Pool agreed to the prior bankruptcy order/IVA status shown on the credit search or DPR credit search. We found the prior bankruptcy order/IVA status agreed to the credit search or DPR credit search, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.9.	Tenure

For each loan in the Sample Pool, we confirmed whether the property tenure shown on the Sample Pool agreed to the valuation report or land registry print. We found that the property tenure agreed to the valuation report or land registry print, except for 1 case.

Deloitte Reference	Description of exception
DT335	Sample Pool = Freehold; Source documentation = Leasehold

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

1.10.	Valuation

1.10.1.	For each loan in the Sample Pool, we confirmed whether the valuation amount shown on the Sample Pool agreed to the System. We found that the valuation amount agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.10.2.	For each loan in the Sample Pool, we confirmed whether the valuation amount shown on the Sample Pool agreed to the valuation report or AVM screen print or the purchase price shown on the CoT, if lower. We found that the valuation amount shown on the Sample Pool agreed to the valuation report or AVM screen print or the purchase price shown on the CoT, if lower, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.10.3.	For each loan in the Sample Pool, we confirmed whether the valuation type shown on the Sample Pool agreed to the valuation report or AVM screen print. We found that the valuation type shown on the Sample Pool agreed to the valuation report or AVM screen print, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.10.4.	For each loan in the Sample Pool, we confirmed whether the valuation date shown on the Sample Pool agreed to the System. We found that the valuation date agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.10.5.	For each loan in the Sample Pool, we confirmed whether the valuation date shown on the Sample Pool agreed to the valuation date shown on the valuation report or AVM screen print, to within 30 days. We found that the valuation date agreed to the valuation date shown on the valuation report or AVM screen print, to within 30 days, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.10.6.	For each loan in the Sample Pool where no further valuations had been carried out, we confirmed whether the date of the valuers correspondence or the valuation date shown on the Sample Pool was within 6 months of the mortgage origination date. For new build properties we confirmed whether the valuation date shown on the Sample Pool was within 9 months of the mortgage origination date. We found that the date of the valuers correspondence or the valuation date was within 6 months of the mortgage origination date, or 9 months for new build properties, except for 3 cases.

Deloitte Reference	Description of exception
DT106	Origination date = 16/06/2022; Valuation date = 13/04/2021 (new build)
DT237	Origination date = 08/05/2026, Valuation date = 06/11/2025
DT381	Origination date = 10/06/2026, Valuation date = 04/12/2025

As a result of the procedure performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

1.11.	Document Signatories

1.11.1.	For each loan in the Sample Pool, we confirmed whether the application form was signed in the space designated for the borrower(s). We found that the application form was signed in the space designated for the borrower(s), with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.11.2.	For each loan in the Sample Pool not flagged as an automated valuation model (AVM), we confirmed whether the valuation report was signed in the space designated for the surveyor. We found that the valuation report was signed in the space designated for the surveyor, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.11.3.	For each loan in the Sample Pool, we confirmed whether the acceptance of offer was signed in the space designated for the borrower(s) or an e-signature confirmation is present on the origination file. We found that the acceptance of offer was signed in the space designated for the borrower(s) or an e-signature confirmation was present on the origination file, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.11.4.	For each loan in the Sample Pool, we confirmed whether the CoT was signed in the space designated for the conveyancer. We found that the CoT was signed in the space designated for the conveyancer, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.12.	Amount Advanced

1.12.1.	For each loan in the Sample Pool, we confirmed whether the amount advanced shown on the Sample Pool agreed to the System. We found that the amount advanced agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.12.2.	For each loan in the Sample Pool, we confirmed whether the amount advanced shown on the Sample Pool agreed to the offer letter. We found that the amount advanced agreed to the offer letter, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.13.	Origination Date

For each loan in the Sample Pool, we confirmed whether the origination date shown in the Sample Pool agreed to the origination date shown on the CoT or solicitor’s letter confirming the origination date, to within 7 days. We found that the origination date agreed to the origination date shown on the CoT or solicitor’s letter confirming the origination date, to within 7 days, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.14.	Loan Term

For each loan in the Sample Pool, we confirmed whether the loan term shown in the Sample Pool agreed to the offer letter. We found that the loan term agreed to the offer letter, except for 1 case.

Deloitte Reference	Description of exception
DT147	Sample Pool = 411 months, offer letter = 420 months

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

1.15.	Maturity Date

For each loan in the Sample Pool, using the term shown on the offer letter and the origination date shown on the Sample Pool we recalculated the maturity date (the “Recalculated Maturity Date”). We confirmed whether the Recalculated Maturity Date agreed to the maturity date shown on the Sample Pool. We found that the Recalculated Maturity Date agreed to the maturity date shown on the Sample Pool, except for 1 case.

Deloitte Reference	Description of exception
DT147	Sample Pool = 02/03/2057, Recalculated maturity date = 02/12/2057

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

1.16.	Repayment Method

For each loan in the Sample Pool, we confirmed whether the repayment method shown in the Sample Pool agreed with that shown on the offer letter. We found the repayment method agreed with the offer letter, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.17.	Interest Rate

1.17.1.	For each loan in the Sample Pool, we confirmed whether the current interest rate type shown in the Sample Pool agreed with that shown on the offer letter. We found the current interest rate type agreed with the offer letter, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.17.2.	For each loan in the Sample Pool, we confirmed whether the current interest rate index shown in the Sample Pool agreed with that shown on the offer letter. We found the current interest rate index agreed with the offer letter, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.17.3.	For each loan in the Sample Pool, we confirmed whether the revised interest rate index shown in the Sample Pool agreed with that shown on the offer letter. We found the revised interest rate index agreed with the offer letter, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.17.4.	For each loan in the Sample Pool, we confirmed whether the current interest rate agreed with that shown on the offer letter. We found the current interest rate agreed with the offer letter, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.17.5.	For each loan in the Sample Pool, we confirmed whether the reversion interest rate margin agreed with that shown on the offer letter or welcome letter. We found the reversion interest rate margin agreed with the offer letter or welcome letter, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.17.6.	For each loan in the Sample Pool, we confirmed whether the interest revision date agreed with the product period shown on the offer letter, when using the CMS collection day shown on the System, to within 1 day. We found the interest revision date agreed with the product period shown on the offer letter, when using the CMS collection day shown on the System, to within 1 day, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.18.	Current balance

For each loan shown in the Sample Pool, we confirmed whether the current balance shown on the Sample Pool agreed to that shown on the System as at the Cut-off Date. We found that the current balance agreed to that shown on the System as at Cut-off Date, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.19.	Arrears balance

For each loan shown in the Sample Pool, we confirmed whether the arrears balance shown on the Sample Pool agreed to that shown on the System as at the Cut-off Date. We found that the arrears balance agreed to that shown on the System as at the Cut-off Date, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.20.	Occupancy Type

For each loan shown in the Sample Pool, we confirmed whether the occupancy type shown on the Sample Pool agreed to that shown on the application form. We found that the occupancy type agreed to that shown on the application form, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.21.	Employment Type

For each loan shown in the Sample Pool, we confirmed whether the employment type shown on the Sample Pool agreed to that shown on the application form. We found that the employment type agreed to that shown on the application form, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.22.	Property Type

For each loan shown in the Sample Pool, we confirmed whether the property type shown on the Sample Pool agreed to that shown on the System. We found that the property type agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.23.	Shared Ownership

For each loan shown in the Sample Pool, we confirmed whether the shared ownership flag shown on the Sample Pool agreed to the System or offer cover letter. We found that the shared ownership flag agreed to the System or offer cover letter, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.24.	Loan Pool ID

For each loan shown in the Sample Pool, we confirmed whether the loan pool identifier shown on the Sample Pool agreed to that shown on the System. We found that the loan pool identifier agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.	Agreed upon Procedures – Non-Statistical reporting

The management of the Seller provided the data file ‘Polaris 2026-3 BoE Tape_30.06.2026.xlsx’ (the “Provisional Loan Pool”) containing information for each of the 2,931 residential mortgage loans in the Loan Pool as at the Cut-off Date. In addition, the management of the Seller provided the data files ‘Double Pledging Data Request Polaris 2026-3 07.08.2026 v4.xlsx’ and ‘Pool Code.xlsx’ (together, the “Underlying Transactions Files”) containing information for each of the 117,269 residential mortgage loans associated with the following portfolio names:

•	Abona Funding Limited	•	Habanero Funding Limited
•	Aira Force 2026-1	•	Hidalgo Funding Limited
•	Anaheim Funding Limited	•	Jalapeno Funding Limited
•	Bola Funding Limited	•	Naga Funding Limited
•	Cambria Funding Limited	•	Optimum Credit
•	Castell 2019-1	•	Optimum Credit Limited
•	Castell 2020-1	•	Optimum Three
•	Castell 2021-1	•	Pepper Homeloans
•	Castell 2022-1	•	Polaris 2019-1
•	Castell 2023-1	•	Polaris 2020-1
•	Castell 2023-2	•	Polaris 2021-1
•	Castell 2025-1	•	Polaris 2022-2
•	Castell 2026-1	•	Polaris 2023-1
•	Citadel 2024-1	•	Polaris 2023-2
•	Cornubia Funding Limited	•	Polaris 2024-1
•	Forward Flow 1	•	Polaris 2025-1
•	Forward Flow 2	•	Polaris 2025-2
•	Forward Flow 3	•	Polaris 2025-3
•	Forward Flow 4	•	Polaris 2026-1
•	Forward Flow 5	•	Polaris 2026-2

We used the above files to confirm whether certain criteria had been met. For the avoidance of doubt, we have not independently verified the data in the Provisional Loan Pool and the Underlying Transactions Files.

For the purposes of the following agreed upon procedures, we used the Underlying Transactions Files by excluding redeemed loans (Live = ‘0’) (the “Filtered Underlying Transactions File”).

These procedures performed were as follows:

2.1.1.	We found that each account number shown in the Provisional Loan Pool is associated with one of the following portfolio names in the Filtered Underlying Transactions File, with no exception.

•	Anaheim Funding Limited
•	Abona Funding Limited
•	Cambria Funding Limited
•	Polaris 2023-1

2.1.2.	We found that no account number defined as ‘AccountNo’ was duplicated within the Filtered Underlying Transactions File, with no exception.

Limitations

The scope of our work in preparing this report (the “Report”) was limited solely to those procedures set out above. Accordingly, we do not express any opinion or overall conclusion on the procedures we have performed.

You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the sufficiency of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the Recipient Parties.

The Agreed upon Procedures we performed did not constitute an audit, review or an assurance engagement of any kind and consequently we do not express any assurance on the characteristics of the Loan Pool. We did not subject the information contained in this Report or given to us by the Issuer and/or the Seller to checking or verification procedures except to the extent expressly stated above. This is normal practice when carrying out such limited scope procedures, but contrasts significantly with, for example, an audit. The procedures we performed were not designed to and are not likely to reveal fraud.

Had we performed additional procedures, or had we performed an audit, review or assurance engagement of the Loan Pool in accordance with International Standards on Auditing, International Standards on Review Engagements, International Standards on Assurance Engagements (or relevant national standards or practices), other matters might have come to our attention that would have been reported to you.

The procedures in this Report have not been undertaken in contemplation of the professional standards of the US American Institute of Certified Public Accountants or the Public Company Accounting Oversight Board and accordingly this Report is not designed to be relied upon in connection with any obligations or responsibilities that you may have under any legislation, regulations and/or rule of law in the United States. This Report may be used by a manager in connection with the Purpose to establish a due diligence defence under Section 11 of the United States Securities Act 1933, as amended, or a defence analogous to the due diligence defence available under such section. However, we express no view as to the effectiveness of such use of this Report.

Use of Report

This Report is provided to you solely for your private information under the terms of our Engagement Letter and solely for the purpose of performing certain Agreed upon Procedures on certain residential mortgage loans. This Report may not be recited or referred to in any other document, copied nor made available (in whole or in part) to any other party other than the Recipient Parties nor may the fact of the engagement and our name in connection with the engagement be disclosed, without our prior express written consent (which shall not be unreasonably withheld or delayed). Nothing in this Report shall prevent you from disclosing this Report to your professional advisers (but without creating any duty or liability to them on our part) or as may be required by any legal, professional or regulatory requirement or referring to and/or producing the Report in court proceedings. This Report may also be disclosed to any entity which is controlling, controlled by, or under common control with, a Recipient Party (an “Affiliate”) for internal information or internal discussion purposes only in connection with the Issue and their respective directors, officers, partners or employees (each an “Affiliate Party”) on a need to know basis provided that you ensure that such parties to whom this Report is made available understand and accept that (a) this Report is confidential and must not be disclosed to any other party without our prior written consent, except where required by law, court order or regulatory authority, (b) in respect of personal data, they are required to comply with the Data Protection Legislation, (c) this Report is provided for their information (but without creating any duty or liability to them on our part) solely for the purpose of advising you in connection with the Issue and (d) if they place reliance on this Report they will do so at their own risk and have no recourse to the Deloitte parties ((a) to (d) together the “Recipient Obligations”). Each Recipient Party accepts responsibility for any non-compliance with the Recipient Obligations by any of its own Affiliate Parties.

We acknowledge that you have indicated that you may request that we give access to this Report to certain rating agencies on a non-recourse basis. In preparing and signing this Report, we accept no duty, responsibility or liability to any other party (including any rating agency). Where we are willing to give the written consent referred to above, we will require as a condition of that consent (i) your written authorisation to release this Report and (ii) that the other person or entity agrees in writing in a form acceptable to us (a) to keep this Report, the fact of our engagement and our name in connection with the engagement confidential, except as otherwise agreed in writing between us; and (b) that this Report is provided to them solely for their information and was not prepared with their interests in mind and that accordingly we do not owe, accept or assume any duty of care, responsibility or liability to them in connection with this Report or the engagement.

In the event that Deloitte provides to the Issuer and the Seller a Form ABS Due Diligence-15E executed by Deloitte applicable to the services performed hereunder (such form, including, without limitation, any attachments thereto, the “Form 15E”), such Form 15E will not be used by or circulated, quoted, disclosed, or distributed (including, without limitation, by attribution) to, nor will reference to such form be made to, anyone; however, the Issuer and the Seller shall provide access to the electronic copy of such Form 15E in its entirety, solely to Nationally Recognized Statistical Rating Organizations (as defined in rules promulgated by the Securities and Exchange Commission (the “SEC”)) (“NRSROs”) that have access to the secure password-protected Internet Web site required to be maintained under Rule 17g-5 of the Exchange Act (the “17g-5 Website”) by posting such Form 15E to the 17g-5 Website.

Additionally, the Issuer or the Seller may file a copy of this Report on the U.S. Securities and Exchange Commission’s Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) database, but we accept no duty of care or liability to any parties that obtain access to this Report whether via EDGAR or otherwise. This Report is solely intended for the use and benefit of those parties that instructed us as to the procedures to be performed since others, unaware of the reasons for each of the procedures, may misinterpret the results, and we accept no duty of care, responsibility or liability to any other party that obtains access to this Report. We will not be responsible for any actions taken by a rating agency or any other party other than those specified above as a result of receiving a copy of this Report.

Other than those who have validly accepted the Engagement Letter, we will not accept any duty, responsibility or liability to any party to whom this Report is shown or into whose hands it may come.

/s/ Deloitte LLP

Deloitte LLP

11 September 2026

United Kingdom